Related Party Transactions - Schedule of Components of Related Party Revenues and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party income
Related party income	$ 7,516	$ 9,263	$ 8,810
Sublease income	2,957	3,942	3,366
Related party expenses
Total related party expenses	134	286	612
TSA Compensation Related
Related Party income
Related party income	3,165	3,837	4,280
Related party expenses
Total related party expenses	134	176	588
TSA Non Compensation Related
Related Party income
Related party income	659	1,484	1,164
Related party expenses
Total related party expenses	0	110	24
TSA
Related Party income
Related party income	$ 6,781	$ 9,263	$ 8,810